Columbia Variable Portfolio – Strategic Income Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	189,016	189,769
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	111,930	112,843
Affirm Asset Securitization Trust(a)
Series 2024-A Class A
02/15/2029	5.610%	500,000	502,052
Series 2024-X2 Class B
12/17/2029	5.330%	250,000	250,495
Series 2024-X2 Class C
12/17/2029	5.620%	200,000	200,712
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.398%	463,683	463,835
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.537%	224,151	224,079
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,150,000	1,150,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.406%	171,980	171,987
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.087%	250,000	245,039
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.829%	250,000	250,000
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.426%	650,784	651,626
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	45,264	45,288
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	77,253	77,269
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.549%	133,719	133,808
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	150,000	146,705
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	536,323	535,691
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	330,040	331,035
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	351,977	356,390
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	359,595	360,725
Series 2025-2A Class A2
05/15/2030	5.180%	400,000	401,187
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	5.622%	600,000	602,232
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.876%	400,000	400,228
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	500,000	500,000
Series 2025-1 Class B
12/22/2042	8.180%	100,000	100,000
Series 2025-A Class A
07/21/2042	6.620%	186,847	188,943
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	48,878	48,933

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	55,691	55,844
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.539%	130,790	130,802
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	296,213	298,327
Series 2025-1 Class B
07/15/2032	5.628%	259,978	261,651
Series 2025-5 Class B
03/15/2033	5.440%	750,000	756,048
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	369,801	372,819
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	425,924	429,844
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	290,401	293,643
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	297,744	302,197
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	190,505	192,584
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	286,905	288,468
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	358,191	359,257
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	272,864	273,790
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	342,585	342,988
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	223,341	226,358
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	264,903	268,469
Pagaya AI Debt Trust(a)
Series 2023-8 Class A
06/16/2031	7.299%	216,398	219,556
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	129,364	129,823
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	231,781	232,266
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	656,802	665,010
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	273,495	276,283
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	270,345	271,491
Series 2024-3A Class A
03/25/2033	5.281%	403,110	406,038
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	217,817	219,759
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	20,786	20,801
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	65,600	65,625
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	204,222	204,517
Total Asset-Backed Securities — Non-Agency (Cost $16,135,069)			16,205,129

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	300,000	202,425
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	176,000
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.416%	150,000	148,971
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $791,866)			527,396

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		—
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(f)	415	4,582
Avaya Holdings Corp.(f)	1,975	21,808
Total		26,390
Total Information Technology		26,390
Materials —%
Containers & Packaging —%
Flint Group Packaging(c),(e),(f)	95,394	0
Total Materials		0
Total Common Stocks (Cost $37,344)		26,390

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	251,000	244,725
Total Convertible Bonds (Cost $243,343)			244,725

Corporate Bonds & Notes 34.8%

Aerospace & Defense 1.4%
Allegheny Technologies, Inc.
12/01/2027	5.875%	31,000	31,055
10/01/2029	4.875%	16,000	15,726
10/01/2031	5.125%	63,000	62,015
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	38,000	39,066
BAE Systems PLC(a)
03/26/2029	5.125%	211,000	217,303
02/15/2031	1.900%	260,000	228,703
Boeing Co. (The)
08/01/2059	3.950%	330,000	236,946
Bombardier, Inc.(a)
04/15/2027	7.875%	3,000	3,012
07/01/2031	7.250%	37,000	39,222
06/01/2032	7.000%	37,000	38,719
Lockheed Martin Corp.
08/15/2030	4.400%	178,000	179,531
Northrop Grumman Corp.
02/01/2027	3.200%	111,000	109,822
02/01/2029	4.600%	355,000	360,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2027	3.500%	326,000	323,437
03/15/2032	2.375%	219,000	193,576
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	27,000	28,447
11/15/2030	9.750%	59,000	64,891
TransDigm, Inc.(a)
08/15/2028	6.750%	94,000	95,902
03/01/2029	6.375%	122,000	124,791
03/01/2032	6.625%	152,000	156,588
01/15/2033	6.000%	43,000	43,477
05/31/2033	6.375%	193,000	195,707
01/31/2034	6.250%	26,000	26,761
01/31/2034	6.750%	127,000	131,322
Total			2,946,624
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	62,000	61,428
American Airlines, Inc.(a)
05/15/2029	8.500%	135,000	140,831
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	52,003	52,029
04/20/2029	5.750%	234,729	235,670
Total			489,958
Automotive 0.9%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	57,000	57,023
10/01/2029	5.000%	42,000	39,906
American Axle & Manufacturing, Inc.(a),(g)
10/15/2032	6.375%	59,000	58,899
10/15/2033	7.750%	162,000	163,273
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	73,000	74,641
02/15/2030	6.750%	69,000	71,335
09/15/2032	6.750%	105,000	107,317
Ford Motor Credit Co. LLC
11/13/2025	3.375%	40,000	39,917
05/28/2027	4.950%	235,000	234,667
08/17/2027	4.125%	74,000	72,799
IHO Verwaltungs GmbH(a),(h)
11/15/2030	7.750%	56,000	58,795
11/15/2032	8.000%	139,000	146,220
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	56,000	56,026
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	180,000	193,112

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	56,000	55,455
03/24/2031	7.500%	166,000	164,770
04/23/2032	6.875%	206,000	197,363
Total			1,791,518
Banking 3.1%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	48,000	50,075
Ally Financial, Inc.(i)
Subordinated
01/17/2040	6.646%	39,000	38,990
Bank of America Corp.(i)
07/21/2032	2.299%	327,000	290,012
10/20/2032	2.572%	1,479,000	1,325,981
02/04/2033	2.972%	440,000	400,641
Subordinated
09/21/2036	2.482%	29,000	25,189
Citigroup, Inc.(i)
09/11/2031	4.503%	276,000	276,124
01/25/2033	3.057%	479,000	436,351
Goldman Sachs Group, Inc. (The)(i)
04/23/2031	5.218%	864,000	893,434
HSBC Holdings PLC(i)
05/24/2032	2.804%	230,000	208,352
05/13/2036	5.790%	57,000	60,076
JPMorgan Chase & Co.(i)
07/22/2030	4.995%	389,000	399,005
10/22/2030	4.603%	20,000	20,225
01/24/2031	5.140%	127,000	131,151
11/08/2032	2.545%	477,000	427,960
Morgan Stanley(i)
10/18/2030	4.654%	86,000	86,935
Subordinated
09/16/2036	2.484%	345,000	299,833
Morgan Stanley Private Bank NA(i)
07/18/2031	4.734%	715,000	725,842
PNC Financial Services Group, Inc. (The)(i)
10/20/2034	6.875%	72,000	81,578
Royal Bank of Canada(i)
10/18/2030	4.650%	154,000	155,848
02/04/2031	5.153%	88,000	90,664
08/06/2031	4.696%	73,000	73,959
Wells Fargo & Co.(i)
04/23/2031	5.150%	100,000	103,152
Total			6,601,377
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	98,000	98,197
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	108,000	117,831
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	172,000	172,898
Focus Financial Partners LLC(a)
09/15/2031	6.750%	93,000	95,298
Hightower Holding LLC(a)
04/15/2029	6.750%	97,000	95,553
01/31/2030	9.125%	104,000	110,881
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	98,000	101,097
08/01/2033	8.000%	137,000	142,040
Total			933,795
Building Materials 0.6%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	52,000	54,686
James Hardie International Finance DAC(a)
01/15/2028	5.000%	76,000	75,507
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	24,000	24,394
LBM Acquisition LLC(a)
01/15/2029	6.250%	53,000	49,084
06/15/2031	9.500%	118,000	124,426
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	243,000	251,770
03/01/2033	6.750%	219,000	227,589
QXO Building Products, Inc.(a)
04/30/2032	6.750%	106,000	110,062
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	25,000	25,667
08/01/2033	6.250%	61,000	61,848
Standard Industries, Inc.(a)
01/15/2028	4.750%	125,000	123,972
White Cap Buyer LLC(a)
10/15/2028	6.875%	238,000	237,998
Total			1,367,003
Cable and Satellite 1.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	276,000	274,274
02/01/2028	5.000%	79,000	78,267
03/01/2030	4.750%	156,000	149,706
08/15/2030	4.500%	147,000	138,845
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2031	4.250%	131,000	120,689
03/01/2031	7.375%	19,000	19,611
02/01/2032	4.750%	124,000	114,695
01/15/2034	4.250%	133,000	115,009
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	40,000	34,544
Comcast Corp.
03/01/2026	3.150%	184,000	183,232
CSC Holdings LLC(a)
01/31/2029	11.750%	150,000	126,568
02/01/2029	6.500%	60,000	44,321
01/15/2030	5.750%	69,000	26,279
12/01/2030	4.125%	131,000	85,815
12/01/2030	4.625%	148,000	51,939
11/15/2031	5.000%	64,000	22,300
DISH DBS Corp.
07/01/2028	7.375%	24,000	22,111
06/01/2029	5.125%	39,000	33,350
DISH DBS Corp.(a)
12/01/2028	5.750%	92,000	88,219
DISH Network Corp.(a)
11/15/2027	11.750%	261,000	276,252
EchoStar Corp.
11/30/2029	10.750%	204,430	224,927
EchoStar Corp.(h)
11/30/2030	6.750%	127,699	131,619
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	84,000	82,931
08/01/2027	5.000%	141,000	140,339
07/15/2028	4.000%	110,000	106,347
07/01/2030	4.125%	78,000	73,161
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	75,189
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	36,000	35,550
VZ Secured Financing BV(a)
01/15/2032	5.000%	256,000	231,646
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	84,000	76,223
Total			3,183,958
Chemicals 1.5%
Ashland LLC(a)
09/01/2031	3.375%	156,000	138,308
Avient Corp.(a)
08/01/2030	7.125%	47,000	48,240
11/01/2031	6.250%	37,000	37,571
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	54,000	56,588
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	33,000	31,296
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	53,000	52,753
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	324,000	121,826
Celanese US Holdings LLC
04/15/2030	6.500%	22,000	22,147
07/15/2032	6.879%	29,000	29,670
04/15/2033	6.750%	141,000	140,371
11/15/2033	7.200%	71,000	73,794
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	15,000	15,274
Element Solutions, Inc.(a)
09/01/2028	3.875%	96,000	93,167
HB Fuller Co.
10/15/2028	4.250%	86,000	83,620
Herens Holdco Sarl(a)
05/15/2028	4.750%	87,000	76,054
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	44,000	44,141
INEOS Finance PLC(a)
04/15/2029	7.500%	184,000	180,293
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	209,000	207,771
Ingevity Corp.(a)
11/01/2028	3.875%	47,000	45,163
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	125,350	123,667
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	153,000	150,814
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	125,000	120,213
11/15/2028	9.750%	187,000	196,216
10/01/2029	6.250%	108,000	104,809
06/15/2031	7.250%	121,000	122,690
Olympus Water US Holding Corp.(a),(g)
02/15/2033	7.250%	102,000	102,059
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	56,000	56,486
08/15/2033	6.250%	45,000	46,003
SPCM SA(a)
03/15/2027	3.125%	4,000	3,903

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tronox, Inc.(a)
03/15/2029	4.625%	90,000	58,756
09/30/2030	9.125%	95,000	93,074
WR Grace Holdings LLC(a)
06/15/2027	4.875%	76,000	75,546
08/15/2029	5.625%	225,000	209,328
03/01/2031	7.375%	93,000	94,775
08/15/2032	6.625%	201,000	198,762
Total			3,255,148
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	169,000	170,048
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	49,886
06/15/2030	7.000%	83,000	86,222
06/15/2033	7.250%	224,000	234,038
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	71,000	72,623
03/15/2031	7.750%	18,000	18,838
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	17,601
Total			649,256
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	75,000	73,497
12/01/2028	6.125%	233,000	228,450
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	75,597
Match Group Holdings II LLC(a)
10/01/2031	3.625%	52,000	47,140
Match Group, Inc.(a)
06/01/2028	4.625%	156,000	153,301
Total			577,985
Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	42,000	43,663
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	196,000	154,424
Newell Brands, Inc.(a)
06/01/2028	8.500%	12,000	12,725
Newell Brands, Inc.
05/15/2030	6.375%	74,000	73,340
05/15/2032	6.625%	101,000	99,672
Opal Bidco SAS(a)
03/31/2032	6.500%	91,000	93,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	55,000	50,697
Whirlpool Corp.
06/15/2030	6.125%	19,000	19,165
06/15/2033	6.500%	20,000	19,963
Total			566,864
Diversified Manufacturing 1.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	18,000	18,491
Carrier Global Corp.
02/15/2030	2.722%	1,330,000	1,246,436
Chart Industries, Inc.(a)
01/01/2030	7.500%	37,000	38,555
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	246,000	253,078
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	47,000	48,844
Esab Corp.(a)
04/15/2029	6.250%	35,000	35,970
Gates Corp. (The)(a)
07/01/2029	6.875%	56,000	58,099
Madison IAQ LLC(a)
06/30/2029	5.875%	121,000	119,545
Resideo Funding, Inc.(a)
09/01/2029	4.000%	84,000	80,208
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	45,000	44,890
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	39,000	40,424
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	97,000	98,329
03/15/2029	6.375%	64,000	65,900
03/15/2032	6.625%	83,000	86,354
Total			2,235,123
Electric 1.5%
AEP Texas, Inc.
01/15/2050	3.450%	240,000	166,816
Alpha Generation LLC(a)
10/15/2032	6.750%	46,000	47,530
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	81,000	82,991
Calpine Corp.(a)
02/15/2028	4.500%	59,000	58,773
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	76,000	75,057
02/15/2031	3.750%	109,000	100,064
01/15/2032	3.750%	62,000	55,760
DTE Energy Co.
07/01/2027	4.950%	270,000	273,463
Edison International
11/15/2028	5.250%	226,000	227,756
Exelon Corp.
03/15/2052	4.100%	15,000	11,718
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	41,000	38,657
Long Ridge Energy LLC(a)
02/15/2032	8.750%	90,000	92,510
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	19,000	18,724
09/15/2027	4.500%	75,000	73,581
01/15/2029	7.250%	135,000	138,544
NRG Energy, Inc.
01/15/2028	5.750%	28,000	28,057
NRG Energy, Inc.(a)
06/15/2029	5.250%	57,000	56,858
07/15/2029	5.750%	88,000	88,109
02/01/2033	6.000%	59,000	59,890
11/01/2034	6.250%	76,000	77,934
NRG Energy, Inc.(a),(g)
01/15/2034	5.750%	86,000	85,906
01/15/2036	6.000%	86,000	86,038
Pacific Gas and Electric Co.
07/01/2050	4.950%	290,000	249,843
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	40,019
PG&E Corp.
07/01/2028	5.000%	31,000	30,710
PG&E Corp.(i)
03/15/2055	7.375%	57,000	58,676
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	59,000	58,653
01/15/2030	4.750%	148,000	143,048
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	88,000	87,981
02/15/2027	5.625%	75,000	75,028
07/31/2027	5.000%	24,000	23,970
05/01/2029	4.375%	60,000	58,763
10/15/2031	7.750%	116,000	122,903
04/15/2032	6.875%	43,000	44,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	76,000	79,688
03/15/2033	8.625%	108,000	113,313
Total			3,132,318
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	56,000	54,676
01/15/2031	6.750%	96,000	100,490
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	95,000	98,675
Total			253,841
Finance Companies 1.2%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	59,000	59,187
GGAM Finance Ltd.(a)
02/15/2027	8.000%	84,000	85,995
04/15/2029	6.875%	41,000	42,567
03/15/2030	5.875%	69,000	70,086
goeasy Ltd.(a)
12/01/2028	9.250%	8,000	8,358
07/01/2029	7.625%	71,000	72,016
05/15/2030	6.875%	17,000	16,911
10/01/2030	7.375%	17,000	17,149
Navient Corp.
03/15/2027	5.000%	41,000	40,842
03/15/2029	5.500%	36,000	35,302
03/15/2031	11.500%	53,000	59,813
08/01/2033	5.625%	180,000	164,293
OneMain Finance Corp.
05/15/2029	6.625%	104,000	107,029
03/15/2030	7.875%	76,000	80,391
09/15/2030	4.000%	50,000	46,480
05/15/2031	7.500%	56,000	58,589
11/15/2031	7.125%	27,000	28,026
03/15/2032	6.750%	79,000	80,281
09/15/2032	7.125%	61,000	63,052
03/15/2033	6.500%	141,000	141,220
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	215,000	227,427
Rocket Cos, Inc.(a)
08/01/2030	6.125%	49,000	50,303
08/01/2033	6.375%	62,000	64,047
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	82,000	76,609
10/15/2033	4.000%	286,000	261,291
Springleaf Finance Corp.
11/15/2029	5.375%	6,000	5,940

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	49,000	49,005
06/15/2027	5.750%	83,000	82,924
04/15/2029	5.500%	108,000	106,696
UWM Holdings LLC(a)
02/01/2030	6.625%	116,000	118,008
03/15/2031	6.250%	156,000	155,285
Total			2,475,122
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	104,000	104,807
05/15/2048	5.300%	420,000	380,576
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	1,009,000	1,020,797
Chobani Holdco II LLC(a),(h)
10/01/2029	8.750%	138,734	147,019
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	89,000	92,779
Constellation Brands, Inc.
08/01/2029	3.150%	130,000	124,745
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	69,833
General Mills, Inc.
01/30/2027	4.700%	144,000	145,121
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	35,885
01/31/2030	4.125%	45,000	43,220
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	177,000	178,802
Performance Food Group, Inc.(a)
09/15/2032	6.125%	36,000	36,895
Post Holdings, Inc.(a)
04/15/2030	4.625%	28,000	27,004
09/15/2031	4.500%	204,000	190,822
02/15/2032	6.250%	56,000	57,561
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	96,000	96,123
04/30/2029	4.375%	96,000	93,082
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	105,000	100,768
US Foods, Inc.(a)
09/15/2028	6.875%	47,000	48,480
02/15/2029	4.750%	61,000	60,160
06/01/2030	4.625%	94,000	91,951
01/15/2032	7.250%	44,000	46,113
Total			3,192,543
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	58,000	57,775
Boyd Gaming Corp.(a)
06/15/2031	4.750%	40,000	38,581
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	63,000	64,810
02/15/2032	6.500%	123,000	125,462
10/15/2032	6.000%	62,000	61,055
Churchill Downs, Inc.(a)
01/15/2028	4.750%	61,000	60,238
05/01/2031	6.750%	33,000	33,865
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	11,000	11,449
10/01/2033	6.250%	106,000	106,167
MGM Resorts International
09/01/2026	4.625%	66,000	65,850
09/15/2029	6.125%	56,000	56,971
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	75,000	72,965
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	128,000	119,999
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	164,000	167,032
Rivers Enterprise Lender LLC/Corp.(a),(g)
10/15/2030	6.250%	77,000	77,711
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	283,000	262,928
Scientific Games International, Inc.(a)
11/15/2029	7.250%	61,000	62,669
Voyager Parent LLC(a)
07/01/2032	9.250%	93,000	98,348
Total			1,543,875
Health Care 2.1%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	38,000	37,692
04/15/2029	5.000%	140,000	137,397
03/15/2033	7.375%	70,000	72,738
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	28,532
11/01/2029	3.875%	144,000	137,016
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	74,000	77,225
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	17,000	16,640
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	65,000	51,689
05/15/2030	5.250%	124,000	112,224
02/15/2031	4.750%	68,000	58,763
01/15/2032	10.875%	27,000	28,607
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	186,000	193,349
CVS Health Corp.
03/25/2038	4.780%	240,000	225,026
DaVita, Inc.(a)
07/15/2033	6.750%	70,000	72,174
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	600,000	618,534
HCA, Inc.
09/01/2030	3.500%	831,000	793,691
IQVIA, Inc.(a)
10/15/2026	5.000%	16,000	15,981
05/15/2027	5.000%	61,000	60,863
06/01/2032	6.250%	115,000	118,552
LifePoint Health, Inc.(a)
10/15/2030	11.000%	102,000	112,439
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	64,000	65,688
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	81,000	78,165
10/01/2029	5.250%	186,000	184,457
Select Medical Corp.(a)
12/01/2032	6.250%	96,000	96,042
Star Parent, Inc.(a)
10/01/2030	9.000%	197,000	208,658
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	186,000	191,223
Tenet Healthcare Corp.
02/01/2027	6.250%	102,000	102,030
11/01/2027	5.125%	98,000	97,895
06/15/2028	4.625%	65,000	64,428
10/01/2028	6.125%	74,000	74,123
01/15/2030	4.375%	313,000	304,507
05/15/2031	6.750%	89,000	92,186
Total			4,528,534
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	782,000	698,791
UnitedHealth Group, Inc.
01/15/2031	4.650%	362,000	366,860
Total			1,065,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	110,000	108,867
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	52,745
Total			161,612
Independent Energy 1.1%
APA Corp.
02/15/2055	6.750%	36,000	36,305
Baytex Energy Corp.(a)
04/30/2030	8.500%	74,000	76,144
03/15/2032	7.375%	166,000	162,624
Civitas Resources, Inc.(a)
07/01/2028	8.375%	45,000	46,671
11/01/2030	8.625%	17,000	17,597
07/01/2031	8.750%	154,000	157,826
06/15/2033	9.625%	188,000	198,882
CNX Resources Corp.(a)
01/15/2029	6.000%	88,000	88,249
03/01/2032	7.250%	54,000	56,057
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	163,000	163,058
Comstock Resources, Inc.(a)
03/01/2029	6.750%	32,000	31,937
01/15/2030	5.875%	16,000	15,419
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	83,000	83,198
04/15/2032	6.250%	100,000	96,318
11/01/2033	8.375%	73,000	76,629
02/15/2035	7.250%	160,000	156,561
Matador Resources Co.(a)
04/15/2028	6.875%	35,000	35,736
04/15/2032	6.500%	94,000	95,078
04/15/2033	6.250%	96,000	96,612
Occidental Petroleum Corp.
08/01/2027	5.000%	104,000	105,166
10/01/2054	6.050%	124,000	120,970
Permian Resources Operating LLC(a)
04/15/2027	8.000%	72,000	73,202
01/15/2032	7.000%	115,000	119,494
02/01/2033	6.250%	58,000	59,096
SM Energy Co.(a)
08/01/2029	6.750%	58,000	58,333
08/01/2032	7.000%	76,000	75,985
Total			2,303,147

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	500,000	510,172
Leisure 0.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	22,000	21,586
Carnival Corp.(a)
05/01/2029	6.000%	96,000	97,440
03/15/2030	5.750%	87,000	88,876
08/01/2032	5.750%	195,000	198,564
02/15/2033	6.125%	83,000	85,101
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	16,000	15,960
10/01/2028	6.500%	29,000	29,128
Cinemark USA, Inc.(a)
08/01/2032	7.000%	25,000	26,046
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	109,000	109,006
NCL Corp., Ltd.(a)
01/15/2031	5.875%	139,000	138,977
02/01/2032	6.750%	88,000	90,524
09/15/2033	6.250%	85,000	85,442
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	292,000	292,011
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	90,000	91,724
Vail Resorts, Inc.(a)
05/15/2032	6.500%	48,000	49,676
Viking Cruises Ltd.(a)
09/15/2027	5.875%	55,000	55,016
02/15/2029	7.000%	3,000	3,015
07/15/2031	9.125%	88,000	94,509
Viking Cruises Ltd.(a),(g)
10/15/2033	5.875%	181,000	180,838
Total			1,753,439
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	2,000	2,069
Met Tower Global Funding(a)
04/12/2029	5.250%	426,000	440,499
Total			442,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	106,000	96,991
04/01/2032	6.125%	93,000	95,572
09/15/2033	5.750%	53,000	53,749
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	44,000	41,001
01/15/2032	6.625%	115,000	116,754
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	94,000	93,900
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	150,000	149,459
Total			647,426
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	111,000	110,843
06/01/2029	7.500%	145,000	140,871
04/01/2030	7.875%	114,000	119,717
02/15/2031	7.125%	93,000	96,252
03/15/2033	7.500%	94,000	98,390
Gray Media, Inc.(a)
07/15/2032	9.625%	53,000	54,119
08/15/2033	7.250%	36,000	35,709
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	42,901	38,838
05/01/2030	10.875%	22,263	15,035
Mav Acquisition Corp.(a)
08/01/2029	8.000%	77,000	78,404
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	66,000	68,577
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	79,000	78,573
01/15/2029	4.250%	15,000	14,413
03/15/2030	4.625%	78,000	75,021
02/15/2031	7.375%	21,000	22,164
Roblox Corp.(a)
05/01/2030	3.875%	52,000	49,641
Snap, Inc.(a)
03/01/2033	6.875%	239,000	244,521
03/15/2034	6.875%	132,000	133,776
Univision Communications, Inc.(a)
08/15/2028	8.000%	59,000	61,120
05/01/2029	4.500%	90,000	84,918
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	78,000	71,511
03/15/2042	5.050%	216,000	172,327
03/15/2052	5.141%	42,000	31,288
Total			1,896,028
Metals and Mining 0.5%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	29,000	30,436
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	29,000	29,574
03/15/2032	7.000%	15,000	15,165
05/01/2033	7.375%	16,000	16,330
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	45,000	47,085
Constellium SE(a)
06/15/2028	5.625%	88,000	87,813
04/15/2029	3.750%	127,000	120,795
08/15/2032	6.375%	97,000	99,126
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	36,000	35,906
04/01/2029	6.125%	143,000	144,230
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	148,000	139,601
Novelis Corp.(a)
01/30/2030	4.750%	120,000	115,808
08/15/2031	3.875%	88,000	80,151
08/15/2033	6.375%	78,000	78,808
Novelis, Inc.(a)
01/30/2030	6.875%	29,000	30,041
Total			1,070,869
Midstream 2.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	109,000	114,150
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	52,000	53,576
CNX Midstream Partners LP(a)
04/15/2030	4.750%	162,000	155,316
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	232,000	241,994
06/30/2033	7.375%	154,000	156,747
Enbridge, Inc.
04/05/2027	5.250%	240,000	243,744
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	624,000	549,792
09/30/2040	3.250%	200,000	163,069
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	400,000	427,928
Hess Midstream Operations LP(a)
03/01/2028	5.875%	38,000	38,725
10/15/2030	5.500%	38,000	38,259
ITT Holdings LLC(a)
08/01/2029	6.500%	15,000	14,747
NuStar Logistics LP
06/01/2026	6.000%	132,000	132,360
04/28/2027	5.625%	72,000	72,524
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	38,000	39,672
Sunoco LP(a),(i),(j)
	7.875%	155,000	157,762
Sunoco LP(a)
05/01/2029	7.000%	66,000	68,346
05/01/2032	7.250%	62,000	65,110
07/01/2033	6.250%	85,000	86,508
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	45,000	46,375
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	156,000	162,672
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	81,000	77,598
08/15/2031	4.125%	115,000	108,591
11/01/2033	3.875%	219,000	197,453
Venture Global LNG, Inc.(a),(i),(j)
	9.000%	186,000	184,153
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	75,000	82,694
01/15/2030	7.000%	49,000	50,714
06/01/2031	8.375%	69,000	72,459
02/01/2032	9.875%	75,000	81,666
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	59,000	65,200
01/15/2034	6.500%	136,000	143,374
05/01/2035	7.750%	59,000	66,601
01/15/2036	6.750%	307,000	326,400
Western Midstream Operating LP
01/15/2029	6.350%	117,000	123,137
Williams Companies, Inc. (The)
08/15/2028	5.300%	505,000	520,601
Total			5,130,017
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	196,000	189,855

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.5%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	44,000	45,165
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	28,000	29,048
10/01/2033	6.500%	77,000	78,382
10/01/2035	6.750%	43,000	44,148
Nabors Industries, Inc.(a)
05/15/2027	7.375%	13,000	13,200
01/31/2030	9.125%	94,000	97,786
08/15/2031	8.875%	169,000	157,423
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	99,477	102,353
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	182,952	187,625
Transocean, Inc.(a)
05/15/2029	8.250%	23,000	22,700
05/15/2031	8.500%	96,000	94,104
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	220,000	227,221
Total			1,099,155
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	32,000	31,453
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	30,000	30,689
04/15/2030	6.625%	38,000	39,102
Total			101,244
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	86,000	84,467
07/15/2031	7.000%	45,000	47,281
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	73,000	72,908
05/15/2029	4.875%	32,000	31,191
02/01/2030	7.000%	29,000	29,885
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	18,000	18,563
02/15/2029	4.500%	15,000	14,707
04/01/2032	6.500%	51,000	52,457
06/15/2033	6.500%	53,000	54,578
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	20,000	19,816
Service Properties Trust
06/15/2029	8.375%	35,000	35,536
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	42,000	44,719
XHR LP(a)
05/15/2030	6.625%	23,000	23,630
Total			529,738
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	211,000	195,208
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	168,000	172,584
04/15/2032	6.750%	37,000	38,004
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	155,000	159,848
Silgan Holdings, Inc.
02/01/2028	4.125%	120,000	117,160
Total			682,804
Pharmaceuticals 1.1%
1261229 BC Ltd.(a)
04/15/2032	10.000%	265,000	272,142
AbbVie, Inc.
03/15/2029	4.800%	411,000	420,205
11/21/2029	3.200%	113,000	108,996
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	85,000	76,134
09/30/2028	11.000%	19,000	19,822
Gilead Sciences, Inc.
03/01/2026	3.650%	1,121,000	1,119,384
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	204,000	198,083
Jazz Securities DAC(a)
01/15/2029	4.375%	73,000	71,178
Organon Finance 1 LLC(a)
04/30/2028	4.125%	30,000	28,986
04/30/2031	5.125%	69,000	60,373
Total			2,375,303
Property & Casualty 0.9%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	25,000	26,097
08/01/2029	6.000%	115,000	113,909
07/01/2032	6.750%	49,000	50,503
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	104,000	102,311
10/15/2027	6.750%	18,000	18,044
04/15/2028	6.750%	90,000	91,500
11/01/2029	5.875%	59,000	58,703
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2031	7.000%	78,000	80,614
10/01/2031	6.500%	41,000	41,990
10/01/2032	7.375%	161,000	166,287
AmWINS Group, Inc.(a)
02/15/2029	6.375%	61,000	62,203
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	119,000	124,512
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	191,000	200,986
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	199,000	198,514
HUB International Ltd.(a)
01/31/2032	7.375%	154,000	160,723
HUB International, Ltd.(a)
06/15/2030	7.250%	261,000	272,271
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	109,000	113,370
Ryan Specialty LLC(a)
08/01/2032	5.875%	52,000	52,616
Total			1,935,153
Railroads 0.4%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	87,000	88,489
Norfolk Southern Corp.
06/15/2026	2.900%	273,000	270,573
08/01/2030	5.050%	304,000	315,054
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	198,000	204,969
Total			879,085
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	166,000	162,232
01/15/2028	4.375%	163,000	160,169
09/15/2029	5.625%	59,000	59,813
10/15/2030	4.000%	101,000	95,198
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	204,000	191,571
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	53,206
Total			722,189
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	44,000	45,317
08/01/2033	7.375%	45,000	46,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	44,000	42,261
Beach Acquisition Bidco LLC(a),(h)
07/15/2033	10.000%	158,000	170,665
Belron UK Finance PLC(a)
10/15/2029	5.750%	57,000	57,736
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	20,406
01/15/2030	6.375%	22,000	22,511
Hanesbrands, Inc.(a)
02/15/2031	9.000%	101,000	106,979
L Brands, Inc.(a)
10/01/2030	6.625%	38,000	38,867
L Brands, Inc.
11/01/2035	6.875%	46,000	47,824
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	32,000	31,354
08/01/2031	8.250%	35,000	37,002
Lithia Motors, Inc.(a)
01/15/2031	4.375%	30,000	28,477
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	119,000	108,812
Total			804,621
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	68,000	67,591
01/15/2027	4.625%	58,000	57,689
02/15/2030	4.875%	49,000	48,172
Total			173,452
Technology 2.9%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	139,000	144,419
Block, Inc.
06/01/2026	2.750%	157,000	154,860
06/01/2031	3.500%	31,000	28,856
05/15/2032	6.500%	103,000	106,662
Block, Inc.(a)
08/15/2030	5.625%	73,000	73,942
08/15/2033	6.000%	57,000	58,394
Broadcom, Inc.
04/15/2028	4.800%	208,000	211,852
Broadcom, Inc.(a)
11/15/2036	3.187%	246,000	210,000
CACI International, Inc.(a)
06/15/2033	6.375%	98,000	101,198

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	33,000	29,131
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	39,000	33,758
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	181,000	171,045
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	24,000	24,449
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	213,000	220,728
06/30/2032	8.250%	117,000	124,186
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	343,000	318,686
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	34,000	34,637
Entegris Escrow Corp.(a)
04/15/2029	4.750%	76,000	75,362
06/15/2030	5.950%	152,000	154,151
Fair Isaac Corp.(a)
05/15/2033	6.000%	81,000	82,309
Gen Digital, Inc.(a)
04/01/2033	6.250%	62,000	63,508
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	168,000	178,259
HealthEquity, Inc.(a)
10/01/2029	4.500%	80,000	77,645
Intel Corp.
03/25/2050	4.750%	220,000	186,110
International Business Machines Corp.
05/15/2026	3.300%	610,000	606,939
ION Platform Finance US, Inc.(a),(g)
09/30/2032	7.875%	115,000	114,244
ION Trading Technologies Sarl(a)
05/30/2029	9.500%	361,000	380,850
Iron Mountain, Inc.(a)
09/15/2027	4.875%	215,000	214,015
01/15/2033	6.250%	38,000	38,769
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	188,000	186,506
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	119,000	128,845
NCR Corp.(a)
10/01/2028	5.000%	98,000	96,539
04/15/2029	5.125%	27,000	26,626
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	192,000	188,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	196,449
Picard Midco, Inc.(a)
03/31/2029	6.500%	250,000	252,381
Science Applications International Corp.(a)
11/01/2033	5.875%	75,000	75,026
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	54,000	57,199
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	50,365
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	17,000	17,632
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	91,000	94,058
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	46,000	47,562
Synaptics, Inc.(a)
06/15/2029	4.000%	98,000	93,832
UKG, Inc.(a)
02/01/2031	6.875%	129,000	133,138
WEX, Inc.(a)
03/15/2033	6.500%	97,000	99,163
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	145,000	137,337
Total			6,100,112
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	98,000	101,283
06/15/2032	8.375%	51,000	53,431
ERAC USA Finance LLC(a)
11/01/2025	3.800%	28,000	27,980
05/01/2028	4.600%	393,000	397,868
Total			580,562
Wireless 0.6%
Altice France SA(a)
07/15/2029	5.125%	277,000	238,977
SBA Communications Corp.
02/15/2027	3.875%	12,000	11,817
02/01/2029	3.125%	112,000	104,861
Sprint Capital Corp.
11/15/2028	6.875%	88,000	94,645
T-Mobile USA, Inc.
01/15/2029	4.850%	559,000	570,003
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	132,000	122,334
07/15/2031	4.750%	110,000	103,437
04/15/2032	7.750%	90,000	94,724
Total			1,340,798
Wirelines 0.8%
Fibercop SpA(a)
07/18/2036	7.200%	59,000	59,778
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	76,000	79,408
03/15/2031	8.625%	64,000	67,592
Iliad Holding SAS(a)
10/15/2028	7.000%	103,000	104,816
Iliad Holding SASU(a)
04/15/2031	8.500%	37,000	39,610
04/15/2032	7.000%	56,000	57,156
Optics Bidco SpA(a)
06/04/2038	7.721%	48,000	48,732
Verizon Communications, Inc.
03/21/2031	2.550%	1,039,000	944,594
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	137,000	142,025
Windstream Services LLC(a),(g)
10/15/2033	7.500%	66,000	65,984
Total			1,609,695
Total Corporate Bonds & Notes (Cost $72,232,514)			73,829,537

Exchange-Traded Fixed Income Funds 0.9%
	Shares	Value ($)
High Yield 0.9%
Columbia Short Duration High Yield ETF(k)	98,000	1,998,220
Total Exchange-Traded Fixed Income Funds (Cost $1,968,820)		1,998,220

Foreign Government Obligations(l),(m) 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
04/14/2032	8.750%	231,000	220,048
05/08/2048	9.375%	235,000	201,530
Total			421,578
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.3%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	3,260,000	551,372
Brazilian Government International Bond
06/12/2030	3.875%		202,000	193,532
Total				744,904
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		70,000	70,204
11/15/2028	8.500%		27,000	28,309
02/15/2030	9.000%		69,000	74,031
12/01/2031	7.000%		34,000	35,811
Total				208,355
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
08/01/2047	4.500%		257,000	208,659
01/30/2050	3.700%		250,000	176,218
Total				384,877
Colombia 0.7%
Colombia Government International Bond
06/15/2045	5.000%		300,000	225,738
05/15/2049	5.200%		473,000	356,193
Colombian TES
04/28/2028	6.000%	COP	4,280,000,000	999,704
Total				1,581,635
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	221,823
04/30/2044	7.450%		200,000	220,022
01/27/2045	6.850%		100,000	103,877
Total				545,722
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		250,000	219,861
France 1.2%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	1,654,000	868,052
05/25/2053	0.750%	EUR	3,324,000	1,690,619
Total				2,558,671
Ghana 0.2%
Ghana Government International Bond(a),(i)
07/03/2035	5.000%		506,236	426,059

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond(a)
09/23/2055	6.750%		200,000	211,885
India 0.5%
Export-Import Bank of India(a)
01/15/2030	3.250%		239,000	227,871
India Government Bond
02/06/2033	7.260%	INR	58,090,000	678,596
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	183,037
Total				1,089,504
Indonesia 0.2%
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	2,025,000,000	137,947
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	177,091
05/30/2044	6.450%		200,000	214,404
Total				529,442
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2037	8.250%		405,000	422,084
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		200,000	198,484
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		200,000	211,458
Mexico 1.1%
Mexico Government International Bond
03/22/2033	5.375%		294,000	293,923
05/07/2036	6.000%		200,000	205,175
01/29/2038	6.625%		200,000	210,637
Petroleos Mexicanos
01/28/2031	5.950%		410,000	397,130
06/15/2035	6.625%		204,000	194,039
02/12/2048	6.350%		400,000	317,774
01/23/2050	7.690%		734,000	667,110
Total				2,285,788
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	172,059
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%	200,000	219,693
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%	200,000	172,178
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	200,000	204,359
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%	166,000	178,418
06/15/2048	5.125%	362,000	291,438
Total			469,856
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	453,000	408,904
Turkey 0.3%
Turkiye Government International Bond
02/12/2032	7.125%	570,000	589,226
United Arab Emirates 0.2%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	195,381
DP World Ltd.(a)
09/25/2048	5.625%	200,000	197,007
Total			392,388
Total Foreign Government Obligations (Cost $14,340,942)			14,668,970

Joint Ventures(n) 0.8%
Value ($)
Itasca Park LLC(c),(e),(f),(k),(o)	32,000
Itasca Park LLC - Unfunded(c),(e),(f),(k),(o)	1,568,000
Total Joint Ventures (Cost $1,600,000)	1,600,000
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)

Residential Mortgage-Backed Securities - Agency 32.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(p)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.744%	1,385,595	148,020
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.530%	1,903,179	215,754
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.730%	1,983,570	244,306
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	0.744%	7,874,494	477,424
Fannie Mae REMICS(b)
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.656%	1,997,961	1,998,509
CMO Series 2025-52 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 07/25/2055	5.706%	1,952,208	1,963,975
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	1,188,042	1,056,570
06/01/2052	3.500%	3,109,425	2,865,045
09/01/2052- 10/01/2053	5.000%	1,764,299	1,780,918
12/01/2053	5.500%	856,833	873,479
12/01/2053	6.000%	817,627	847,671
Federal Home Loan Mortgage Corp.(b),(p)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.751%	326,524	33,209
Federal Home Loan Mortgage Corp. REMICS(p)
CMO Series 5051 Class KI
12/25/2050	2.500%	1,423,334	211,163
CMO Series 5192 Class PI
10/25/2051	2.500%	1,422,675	181,195
CMO Series 5198 Class KI
02/25/2052	3.000%	1,068,772	187,063
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%	6,882,648	6,112,430
05/01/2052	3.500%	3,813,429	3,539,281
10/01/2053	5.500%	846,943	864,427
Federal National Mortgage Association(p),(q)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	684,607	7
Federal National Mortgage Association(p)
CMO Series 2013-1 Class AI
02/25/2043	3.500%	494,775	69,422
CMO Series 2021-3 Class TI
02/25/2051	2.500%	1,938,678	329,957
Federal National Mortgage Association(b),(p)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.680%	187,942	23,949
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.530%	338,306	42,700
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.630%	248,598	30,855
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.680%	534,246	68,916
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.680%	242,256	33,991
Federal National Mortgage Association REMICS(b),(p)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.344%	3,857,534	215,464
Freddie Mac REMICS(p)
CMO Series 5287 Class NI
05/25/2051	3.500%	1,006,432	198,306

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(p)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.513%	2,399,580	267,417
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	1.494%	990,952	94,912
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.082%	1,185,409	1,225,058
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.082%	2,270,998	2,353,364
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	5.706%	1,078,568	1,085,239
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.082%	906,875	932,795
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.082%	459,909	472,968
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.232%	673,103	695,490
Government National Mortgage Association(p)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	481,836	25,382
CMO Series 2020-138 Class GI
09/20/2050	3.000%	607,771	96,692
CMO Series 2021-140 Class IW
08/20/2051	3.500%	833,587	157,430
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,017,191	150,578
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,180,049	236,642
CMO Series 2021-89 Class IO
05/20/2051	3.000%	882,651	149,723
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(p)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.850%	298,103	40,807
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.950%	259,816	33,818
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.000%	267,954	34,844
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.950%	441,789	58,365
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.900%	657,933	90,481
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.850%	354,024	45,135
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.850%	310,214	45,783
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.950%	570,118	75,738
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.800%	651,301	85,675
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.800%	208,654	24,547
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.800%	503,592	52,154
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.800%	421,615	49,873
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.900%	326,826	37,115
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.900%	327,321	35,823
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.950%	1,387,968	189,994
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.800%	1,008,433	126,014
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.350%	907,484	143,070
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.800%	1,105,602	131,315
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.050%	941,084	129,322
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.050%	1,654,977	227,604
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	1.661%	1,997,438	243,899
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.561%	691,888	84,793
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.411%	1,704,038	230,142
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.800%	1,856,248	246,192
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.800%	1,007,595	118,837
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.900%	1,712,690	228,324
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.900%	2,045,810	256,931
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.800%	1,690,876	188,402
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.301%	1,201,474	115,678
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.361%	2,070,931	206,975

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.950%	1,802,908	231,235
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.800%	1,965,548	242,611
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.561%	1,894,360	168,809
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.261%	1,914,156	228,211
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.950%	1,770,755	199,512
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.050%	2,240,398	279,674
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.861%	3,215,139	163,223
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.561%	3,208,926	349,574
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.655%	1,441,478	159,666
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.911%	1,820,832	115,097
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.861%	904,042	111,573
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.861%	1,384,621	202,254
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.261%	2,093,228	218,459
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	0.911%	1,983,278	133,217
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.185%	856,079	881,147
Government National Mortgage Association TBA(g)
10/20/2055	3.000%	2,000,000	1,785,152
Uniform Mortgage-Backed Security TBA(g)
10/16/2040- 10/14/2055	3.000%	2,000,000	1,835,999
10/14/2055	4.000%	5,300,000	4,994,521
10/14/2055	4.500%	6,500,000	6,304,076
10/14/2055	5.000%	3,000,000	2,974,971
10/14/2055	5.500%	6,000,000	6,049,428
10/14/2055	6.000%	5,000,000	5,107,938
Total Residential Mortgage-Backed Securities - Agency (Cost $68,672,588)			68,871,693

Residential Mortgage-Backed Securities - Non-Agency 8.5%

A&D Mortgage Trust(a),(i)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	395,172	400,976
Angel Oak Mortgage Trust(a),(i)
CMO Series 2025-8 Class A2
07/25/2070	5.613%	990,864	998,611
Barclays Mortgage Loan Trust(a),(i)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	334,939	339,003
CAFL Issuer LLC(a),(i)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	50,278	50,278
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(q)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	386,476	389,671
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.606%	300,000	316,449
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.356%	600,000	640,609
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.406%	300,000	319,791
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	112,448	112,245
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	250,000	241,364
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.106%	450,000	469,809
Freddie Mac Structured Agency Credit Risk Debt Notes(p)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	22,030,431	147,185
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	38,804,806	109,402
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	38,804,806	139,794
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	500,000	423,838
GCAT Trust(a),(i)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	480,706	485,877
GITSIT Mortgage Loan Trust(a),(i)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	330,069	330,965
LHOME Mortgage Trust(a),(i)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	450,000	452,491
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	200,000	201,769
MFA Trust(i)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	1,234,294	1,241,215
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	107,509	107,125
NYMT Loan Trust(a),(i)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	450,000	451,432
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.356%	49,169	49,398
OBX Trust(a),(i)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	255,918	258,771
OSAT Trust(a),(i)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	218,686	215,461
Preston Ridge Partners Mortgage Trust(a),(i)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	350,000	338,704
PRET LLC(a),(i)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	722,240	722,373
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	589,695	589,998
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	350,000	350,876
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	462,792	463,289
Pretium Mortgage Credit Partners LLC(a),(i)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	102,461	102,474
PRPM LLC(a),(i)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	585,010	585,198
CMO Series 2024-8 Class A1
12/25/2029	5.897%	349,803	349,988
CMO Series 2025-2 Class A1
05/25/2030	6.469%	465,905	467,422
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.506%	327,222	330,396
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.256%	250,000	252,634

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO X Mortgage LLC(a),(i)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	587,133	592,535
SAIF Securitization Trust(a),(i)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	614,086	613,619
Toorak Mortgage Trust(a),(i)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	650,000	653,003
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.772%	218,854	223,219
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	343,645	344,177
Vericrest Opportunity Loan Transferee(a),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	64,720	64,717
Verus Securitization Trust(a),(q)
CMO Series 2023-1 Class M1
12/25/2067	6.855%	1,000,000	997,945
Visio Trust(a),(q)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	195,477
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	98,174
Vista Point Securitization Trust(a),(q)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	739,395	740,214
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,667,822)			17,969,961

Senior Loans 11.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(r),(s)
Tranche C Term Loan
3-month Term SOFR + 3.250% 02/24/2032	7.407%	93,750	93,164
Brokerage/Asset Managers/Exchanges 0.5%
Allspring Buyer LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/01/2030	6.813%	12,975	12,992
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Group, Inc.(b),(s)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.663%	148,875	148,851
Focus Financial Partners LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	6.913%	121,807	121,819
GTCR Everest Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.064%	136,606	136,595
Jefferies Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.924%	129,665	129,503
June Purchaser LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/28/2031	3.000%	19,286	19,334
June Purchaser LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 11/28/2031	7.002%	115,136	115,424
Osaic Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	7.163%	103,899	103,822
Russell Investments US Institutional Holdco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.308%	157,310	150,428
VFH Parent LLC(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.663%	132,424	132,424
Total			1,071,192
Building Materials 0.5%
Cornerstone Building Brands, Inc.(b),(s)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.650%	33,285	30,206
DG Investment Intermediate Holdings 2, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.913%	39,655	39,705
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.753%	81,250	81,250
Gulfside Supply, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.002%	139,925	139,950
Johnstone Supply LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.635%	49,749	49,625
LBM Acquisition LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 5.000% 06/06/2031	9.136%	100,500	100,016
LBM Acquisition LLC (b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.986%	49,375	48,101
Madison Safety & Flow LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.913%	21,565	21,579
Park River Holdings, Inc.(b),(r),(s)
Term Loan
3-month Term SOFR + 4.500% 09/25/2031	8.526%	35,106	35,098
Quikrete Holdings, Inc.(b),(s)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.413%	52,493	52,457
Smyrna Ready Mix Concrete LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.166%	9,352	9,351
Specialty Building Products Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.013%	117,532	113,031
TKO Worldwide Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	6.038%	148,877	149,039
White Cap Supply Holdings LLC(b),(s)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.416%	99,250	99,229
Total			968,637
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
Sunrise Financing Partnership(b),(s)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	118,267	117,845
Virgin Media Bristol LLC(b),(s)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.515%	300,000	299,712
Total			417,557
Chemicals 0.5%
A-AP Buyer, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.752%	33,497	33,476
Ineos US Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.577%	475,087	428,766
Lummus Technology Holdings V LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.663%	108,157	108,351
Olympus Water US Holding Corp.(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	274,720	271,744
Rockpoint Gas Storage Partners LP(b),(s)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.002%	148,875	149,274
USALCO LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	4,793	4,781
USALCO LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.663%	46,174	46,059
W. R. Grace Holdings LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	7.002%	60,000	60,100
Total			1,102,551
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	7.513%	150,000	150,477

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.513%	476,250	476,474
Ensemble RCM LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.308%	69,431	69,579
Fleet Midco I Ltd.(b),(s)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.542%	37,125	37,125
OMNIA Partners LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.814%	148,500	148,476
PG Polaris Bidco SARL(b),(s)
Term Loan
1-month Term SOFR + 2.750% 03/26/2031	6.913%	111,938	112,161
Raven Acquisition Holdings LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	10,877	10,871
Raven Acquisition Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	7.163%	151,519	151,425
Total			1,156,588
Consumer Products 0.0%
SRAM LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	6.163%	52,919	52,522
Diversified Manufacturing 0.4%
Dynamo Midco BV(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.780%	59,400	59,548
Madison IAQ LLC(b),(s)
Term Loan
6-month Term SOFR + 3.250% 05/06/2032	7.452%	108,818	109,270
TK Elevator Midco GmbH(b),(s)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	475,585	476,622
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings Ltd.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.530%	249,370	249,437
Total			894,877
Electric 0.8%
Astoria Project Partners LLC/Energy LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	6.913%	40,265	40,338
Bayonne Energy CT LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/22/2032	6.985%	126,923	126,606
Calpine Corp.(b),(s)
Term Loan
1-month Term SOFR + 1.750% 02/15/2032	5.913%	358,974	358,547
Carroll County Energy LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	97,443	97,585
Compass Power Generation LLC(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.413%	47,290	47,546
Constellation Renewables LLC(b),(s)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.449%	397,796	396,802
Cornerstone Generation LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	150,000	150,937
EFS Cogen Holdings I LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.002%	29,363	29,533
Hamilton Projects Acquiror LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.663%	108,379	108,605
Lackawanna Energy Center LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	7.250%	146,805	147,869
South Field Energy LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	36,165	36,195
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	2,326	2,327
West Deptford Energy Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	8.163%	81,034	80,285
Total			1,623,175
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.413%	149,146	149,939
GFL Environmental Services, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.671%	150,000	149,803
Northstar Group Services, Inc.(b),(s)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	102,246	102,501
Tidal Waste & Recycling Holdings LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	59,700	59,999
Total			462,242
Finance Companies 0.0%
Red SPV LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.386%	52,369	52,249
Food and Beverage 0.9%
A-AG US GSI Bidco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.002%	107,792	107,253
Aramark Intermediate HoldCo Corp.(b),(s)
Tranche B8 Term Loan
3-month Term SOFR + 2.000% 06/22/2030	6.173%	473,750	474,243
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.913%	300,000	300,000
Aspire Bakeries Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.663%	148,873	149,291
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG PPC Parent LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.278%	60,319	60,357
Dechra Pharmaceuticals Holdings Ltd.(b),(r),(s)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	150,000	150,219
Froneri International Ltd.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/02/2032		66,667	66,489
Golden State Foods LLC(b),(r),(s)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	8.002%	198,014	198,216
Primo Brands Corp.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.252%	199,498	199,390
Sazerac Co., Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.700%	185,116	186,146
Total			1,891,604
Gaming 0.5%
Caesars Entertainment, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.413%	409,548	408,159
ECL Entertainment LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	7.163%	143,495	143,243
Flutter Entertainment PLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/04/2032	6.002%	160,042	159,732
HRNI Holdings LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.402%	135,714	131,870
Ontario Gaming GTA LP(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.240%	149,619	145,762
Total			988,766

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.6%
ACP TARA Holdings, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/17/2032	7.500%	107,143	107,143
Cotiviti, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.030%	149,625	146,757
Icon PLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.002%	97,312	97,231
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.002%	24,245	24,225
Medline Borrower LP(b),(s)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	6.163%	410,356	410,102
Parexel International, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.663%	148,487	148,564
Resonetics LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	7.064%	149,625	149,421
Surgery Center Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.663%	147,755	147,783
WS Audiology A/S(b),(s)
Tranche B8 Term Loan
3-month Term SOFR + 3.500% 02/28/2029	7.810%	121,807	121,299
Total			1,352,525
Home Construction 0.0%
Tecta America Corp.(b),(s)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.163%	38,276	38,388
Independent Energy 0.0%
Hilcorp Energy I LP(b),(s)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.150%	59,700	59,700
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.3%
Alterra Mountain Co.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.663%	57,969	58,006
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.663%	239,040	238,939
Bulldog Purchaser, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.036%	48,388	48,570
Cinemark USA, Inc.(b),(r),(s)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.366%	150,000	149,968
Crown Finance US, Inc.(b),(s)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.780%	126,545	126,182
Total			621,665
Life Insurance 0.1%
OneDigital Borrower LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	7.163%	130,382	130,221
Lodging 0.0%
SGH2 LLC(b),(s)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	81,035	81,034
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.686%	198,005	197,365
Plano Holdco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	136,145	132,742
Playtika Holding Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.028%	294,602	289,758
Total			619,865
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.1%
Epic Crude Services LP(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.828%	122,711	122,711
Oil Field Services 0.1%
MRC Global US, Inc.(b),(c),(s)
Term Loan
1-month Term SOFR + 3.500% 10/29/2031	7.663%	149,250	149,250
Other Financial Institutions 0.2%
Acuren Delaware Holdco, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.913%	149,623	149,735
Apex Group Treasury LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.755%	62,383	60,902
BCP VI Summit Holdings LP(b),(s)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	7.155%	51,563	51,740
Opal Bidco SAS(b),(s)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.252%	150,000	150,300
Total			412,677
Other Industry 0.6%
Brand Industrial Services, Inc.(b),(s)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.796%	758,879	686,026
Chariot Buyer LLC(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	7.163%	49,943	49,964
Grant Thornton Advisors LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.663%	148,488	147,477
MRP Buyer LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.017%	16,936	16,634
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRP Buyer LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.252%	133,065	130,695
Pinnacle Buyer LLC(b),(r),(s)
Term Loan
3-month Term SOFR + 1.000% 09/10/2032	1.000%	24,194	24,224
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/10/2032	6.485%	125,806	125,964
Total			1,180,984
Other REIT 0.0%
OEG Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 06/30/2031	7.636%	55,139	55,277
Packaging 0.4%
Anchor Packaging LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.386%	163,381	163,960
Charter Next Generation, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.925%	248,694	249,373
Clydesdale Acquisition Holdings, Inc.(b),(r),(s),(t)
Delayed Draw Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	3.375%	1,289	1,286
Clydesdale Acquisition Holdings, Inc.(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.413%	73,527	73,394
Flint Group Packaging Inks North America Holdings LLC(b),(s)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.681%	134,527	7,399
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.831%	169,688	159,614
LC Ahab US Bidco LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.163%	148,872	148,686

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/30/2032	3.000%	96,429	96,188
Total			899,900
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.663%	96,168	96,007
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.666%	111,750	111,426
Asurion LLC(b),(s)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.413%	325,505	323,200
Broadstreet Partners, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.913%	491,424	491,812
Hub International Ltd.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.575%	150,000	150,183
Truist Insurance Holdings LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.752%	72,782	72,669
Total			1,149,290
Restaurants 0.4%
Dave & Buster’s, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	148,875	137,105
Flynn Restaurant Group LP(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.913%	53,314	53,365
IRB Holding Corp.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.663%	296,261	296,276
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.663%	295,506	295,656
Total			782,402
Retailers 0.4%
Belron Finance 2019 LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/16/2031	6.742%	100,078	100,516
Great Outdoors Group LLC(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.413%	488,674	488,063
Harbor Freight Tools USA, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.413%	49,252	48,328
Lavender Dutch Borrow BV(b),(r),(s)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032	7.393%	91,071	91,072
Mavis Tire Express Services Topco Corp.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.199%	66,333	66,295
Total			794,274
Technology 1.9%
Ahead DB Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.752%	148,502	148,576
Applied Systems, Inc.(b),(s)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	6.252%	148,876	148,918
Ascend Learning LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.163%	55,069	54,988
athenahealth Group, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.913%	436,236	435,146
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(s)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.663%	105,541	92,310
BCPE Pequod Buyer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	7.163%	78,553	78,651
Boxer Parent Co., Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.199%	116,083	115,829
Central Parent LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.252%	147,754	127,478
Cloud Software Group, Inc.(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.252%	91,607	91,868
Cornerstone OnDemand, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	8.028%	149,612	143,582
Ellucian Holdings, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.913%	149,624	149,531
Fortress Intermediate 3, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.255%	148,875	149,247
Genesys Cloud Services Holdings I LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.663%	150,000	148,906
Icon Parent I, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.753%	67,073	66,958
ION Platform Finance US, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.750% 09/30/2032	7.685%	123,214	122,136
KnowBe4, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	8.068%	95,946	95,946
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leia Finco US LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.570%	116,083	115,994
McAfee Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.223%	296,252	282,458
Mitchell International, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.413%	139,661	139,453
Nielsen Consumer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.663%	148,878	148,320
Peraton Corp.(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.013%	326,040	274,405
Project Boost Purchaser LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	7.068%	149,625	149,158
Proofpoint, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.163%	148,867	149,255
Sabre GLBL, Inc.(b),(r),(s)
Tranche B2 Term Loan
3-month Term SOFR + 5.000% 06/30/2028	9.452%	150,000	140,250
Sanmina Corp.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 08/06/2032	6.355%	70,000	69,825
Storable, Inc.(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.413%	199,095	199,470
UKG, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.810%	42,429	42,374
Ultra Clean Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.913%	88,594	88,853

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Virtusa Corp.(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.413%		147,750	145,718
Total				4,115,603
Transportation Services 0.1%
Apple Bidco LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.663%		117,296	117,253
Student Transportation Of America Holdings, Inc.(b),(s)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.376%		3,077	3,084
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.253%		42,969	43,063
Total				163,400
Total Senior Loans (Cost $23,867,335)				23,600,297

Treasury Bills(l) 0.3%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.3%
Egypt Treasury Bills
02/24/2026	26.480%	EGP	34,250,000	646,796
Total Treasury Bills (Cost $643,756)				646,796

U.S. Treasury Obligations 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%	200,000	185,953
05/15/2032	2.875%	2,905,000	2,731,154
Total U.S. Treasury Obligations (Cost $3,100,258)			2,917,107

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $1,622,839)	1,058,267

Put Option Contracts Purchased 0.2%

(Cost $988,610)	477,501

Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(k),(u)	16,720,417	16,715,401
Total Money Market Funds (Cost $16,714,089)		16,715,401
Total Investments in Securities (Cost: $240,627,195)		241,357,390
Other Assets & Liabilities, Net		(29,216,538)
Net Assets		212,140,852
At September 30, 2025, securities and/or cash totaling $1,691,197 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
401,265 EUR	471,695 USD	Citi	10/10/2025	345	—
1,687,254 EUR	1,979,199 USD	Citi	10/10/2025	—	(2,752)
Total				345	(2,752)

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	73	12/2025	EUR	17,880,438	—	(3,212)
Canadian Government 10-Year Bond	72	12/2025	CAD	8,817,120	127,682	—
Euro-Bund	22	12/2025	EUR	2,828,540	7,926	—
U.S. Treasury 10-Year Note	179	12/2025	USD	20,137,500	58,292	—
U.S. Treasury 10-Year Note	20	12/2025	USD	2,250,000	—	(19,424)
U.S. Treasury Ultra Bond	49	12/2025	USD	5,883,063	175,254	—
Total					369,154	(22,636)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(592)	03/2026	USD	(142,546,200)	—	(294,568)
U.S. Long Bond	(73)	12/2025	USD	(8,511,344)	—	(214,053)
U.S. Treasury 2-Year Note	(103)	12/2025	USD	(21,465,039)	21,309	—
U.S. Treasury 5-Year Note	(125)	12/2025	USD	(13,649,414)	71,246	—
U.S. Treasury 5-Year Note	(16)	12/2025	USD	(1,747,125)	—	(6,912)
U.S. Treasury Ultra 10-Year Note	(105)	12/2025	USD	(12,083,203)	—	(99,793)
Total					92,555	(615,326)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	7,808,000	7,808,000	3.20	10/07/2025	167,091	11
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	15,975,213	15,975,213	3.60	02/03/2026	252,808	208,071
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	11,495,000	11,495,000	3.50	06/11/2026	189,667	178,736
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,890,000	7,890,000	3.33	07/31/2026	104,740	96,595
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,394,000	5,394,000	3.80	10/29/2025	264,306	33,810
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	3,209,922	3,209,922	3.85	02/25/2026	72,223	89,172
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,787,632	7,787,632	3.30	12/12/2025	81,575	41,365
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	17,174,000	17,174,000	3.15	03/31/2026	124,798	113,879
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	15,908,538	15,908,538	3.50	04/16/2026	286,354	229,985
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	8,219,456	8,219,456	3.10	07/09/2026	79,277	66,643
Total							1,622,839	1,058,267

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	8,500,000	8,500,000	4.20	12/26/2025	73,525	13,317
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	7,931,989	7,931,989	3.90	10/01/2025	132,861	1
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,323,827	6,323,827	3.80	10/03/2025	103,078	1,001
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,018,940	6,018,940	4.25	06/23/2026	106,836	47,176
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	6,366,539	6,366,539	3.50	02/27/2026	41,383	40,900
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,373,821	8,373,821	3.50	10/06/2025	90,437	2,215
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	6,488,820	6,488,820	3.50	02/27/2026	45,908	41,685
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	4,435,179	4,435,179	3.40	03/04/2026	35,482	37,831
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	22,500,000	22,500,000	3.40	08/05/2026	359,100	293,375
Total							988,610	477,501

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(11,500,000)	(11,500,000)	3.05	12/04/2025	(26,220)	(11,427)
30-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(5,394,000)	(5,394,000)	3.60	10/29/2025	(24,435)	(7,601)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(17,174,000)	(17,174,000)	2.65	03/31/2026	(34,806)	(34,192)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(7,954,500)	(7,954,500)	3.20	04/16/2026	(69,999)	(62,849)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(15,908,538)	(15,908,538)	3.00	04/16/2026	(152,722)	(80,774)
Total							(308,182)	(196,843)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	2,100,000	816,820	—	—	816,820	—

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	500,000	60,431	(251)	117,081	—	—	(56,901)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	300,000	50,477	(150)	76,991	—	—	(26,664)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	200,000	24,172	(99)	28,088	—	—	(4,015)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	24,172	(100)	6,210	—	17,862	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	320,000	50,558	(160)	70,577	—	—	(20,179)
Total							209,810	(760)	298,947	—	17,862	(107,759)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	24.609	USD	500,000	(97,235)	250	—	(99,973)	2,988	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	24.609	USD	500,000	(97,235)	250	—	(77,442)	—	(19,543)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	30.225	USD	183,127	(40,187)	92	—	(34,695)	—	(5,400)
Total								(234,657)	592	—	(212,110)	2,988	(24,943)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.224	USD	6,700,000	(3,916)	—	—	—	(3,916)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.130%

Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $89,302,238, which represents 42.10% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)	Valuation based on significant unobservable inputs.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of September 30, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $1,600,000, which represents 0.75% of total net assets.

(f)	Non-income producing investment.
(g)	Represents a security purchased on a when-issued basis.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(j)	Perpetual security with no specified maturity date.
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	1,968,820	—	29,400	1,998,220	—	—	27,702	98,000
Columbia Short-Term Cash Fund, 4.265%
	10,513,936	57,220,718	(51,019,251)	(2)	16,715,401	—	(260)	323,681	16,720,417
Itasca Park LLC
	—	32,000	—	—	32,000	—	—	—	—
Itasca Park LLC - Unfunded
	—	1,568,000	—	—	1,568,000	—	—	—	—
Total	10,513,936			29,398	20,313,621	—	(260)	351,383

(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)
The Fund’s committed equity ownership interest in the joint venture is 2% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $1,600,000, which represents 0.75% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025	—	32,000	32,000
Itasca Park LLC - Unfunded	07/28/2025	—	1,568,000	1,568,000
			1,600,000	1,600,000

(p)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(q)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(r)	Represents a security purchased on a forward commitment basis.
Columbia Variable Portfolio – Strategic Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(s)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(t)
At September 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 3.375%	1,250
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.000%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.017%	6,726
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	10,877
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	4,793

(u)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Strategic Income Fund  | 2025

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3QT7026_12_D01_(11/25)